Trade receivables	12 Months Ended
Jun. 30, 2026
Trade Receivables
Trade receivables

15. Trade receivables

	2026 USD	2025 USD
Trade receivables — gross	16,055,041	–
Loss allowance	(2,692,727)	–
	13,362,314	–

Trade receivables are high relative to the revenue recognised in the year because revenue is recognised only from 12 February 2026, while the balance includes receivables acquired on that date that remain outstanding, principally from government and banking customers of VIS Networks Private Limited, and amounts invoiced in advance under annual maintenance contracts, for which the corresponding consideration is recognised as a contract liability (Note 31).

The Group had no trade receivables at 30 June 2025. Trade and other receivables of USD 28,332 in the financial report for the year ended 30 June 2025 comprised goods and services tax receivable of USD 21,332 and a promissory note receivable of USD 7,000, which are presented within other non-financial assets (Note 20) and other financial assets (Note 19) respectively (Note 2.8).